Deferred income tax assets and liabilities (Details 2) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred Income Tax Assets And Liabilities
Current	S/ (42,959)	S/ (58,161)	S/ (48,401)
Deferred	1,964	11,129	(30,226)
Income tax expense	S/ (40,995)	S/ (47,032)	S/ (78,627)